Debt - Schedule of Debt (Details) - Social Finance, Inc. - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Outstanding	$ 3,854,283	$ 4,830,137	$ 4,726,904
Weighted average effective interest rate		318.00%	4.12%
Less: unamortized debt issuance costs and discounts	(26,859)	$ (31,212)	$ (38,526)
Total reported debt	3,827,424	4,798,925	4,688,378
Debt discounts issued	0	2,953	1,431
Amount not available for general borrowing purposes to secure letter of credit	9,300	9,300	9,400
Student Loan Securitizations
Debt Instrument [Line Items]
Collateral Balances	772,681	888,057
Outstanding	710,072	800,139	1,254,067
Unamortized debt issuance costs	(5,376)	(5,958)	(8,914)
Unamortized discount	(1,499)	$ (1,654)	$ (2,404)
Weighted average effective interest rate		3.22%	4.39%
Personal Loan Securitizations
Debt Instrument [Line Items]
Collateral Balances	474,741	$ 593,466
Outstanding	360,361	462,224	$ 1,304,881
Unamortized debt issuance costs	(2,565)	(3,057)	(7,476)
Unamortized discount	$ (1,550)	$ (2,872)	$ (544)
Weighted average effective interest rate		4.47%	4.09%
Minimum
Debt Instrument [Line Items]
Unused commitment fee percentage	0.00%	0.00%
Maximum
Debt Instrument [Line Items]
Unused commitment fee percentage	2.00%	2.00%
Student Loan Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Collateral Balances	$ 1,458,616	$ 1,695,074
Total Capacity	3,125,000	3,525,000
Outstanding	1,329,479	1,537,754	$ 1,004,784
Unamortized debt issuance costs	(6,602)	$ (7,940)	$ (6,100)
Weighted average effective interest rate		2.29%	3.92%
Personal Loan Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Collateral Balances	662,689	$ 968,175
Total Capacity	2,650,000	2,750,000
Outstanding	566,093	858,402	$ 358,199
Unamortized debt issuance costs	(6,257)	$ (6,692)	$ (9,516)
Weighted average effective interest rate		3.63%	4.83%
Home Loan Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Collateral Balances	0	$ 0
Total Capacity	150,000	150,000
Outstanding	0	0	$ 32,366
Unamortized debt issuance costs	0	$ 0	$ (29)
Weighted average effective interest rate		0.00%	4.26%
Risk Retention Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Collateral Balances	508,466	$ 558,840
Outstanding	398,513	431,243	$ 611,607
Unamortized debt issuance costs	(2,114)	$ (2,052)	$ (2,198)
Weighted average effective interest rate		2.24%	3.82%
SoFi Funding I | Student Loan Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Collateral Balances	216,858	$ 421,356
Total Capacity	200,000	600,000
Outstanding	192,804	374,575	$ 152,008
SoFi Funding III | Student Loan Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Collateral Balances	37,655	33,425
Total Capacity	75,000	75,000
Outstanding	33,489	30,170	13,104
SoFi Funding V | Student Loan Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Collateral Balances	241,614	0
Total Capacity	350,000	350,000
Outstanding	220,550	0	143,501
SoFi Funding VI | Student Loan Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Collateral Balances	288,394	469,660
Total Capacity	600,000	600,000
Outstanding	266,452	432,437	88,791
SoFi Funding VII | Student Loan Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Collateral Balances	272,325	303,140
Total Capacity	500,000	500,000
Outstanding	251,409	276,910	251,731
SoFi Funding VIII | Student Loan Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Collateral Balances	189,776	242,142
Total Capacity	300,000	300,000
Outstanding	175,112	221,342	151,007
SoFi Funding IX | Student Loan Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Collateral Balances	6,909	76,535
Total Capacity	500,000	500,000
Outstanding	6,344	70,780	204,642
SoFi Funding X | Student Loan Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Collateral Balances	52,043	50,291
Total Capacity	100,000	100,000
Outstanding	45,193	44,136	0
SoFi Funding XI | Student Loan Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Collateral Balances	153,042	98,525
Total Capacity	500,000	500,000
Outstanding	138,126	87,404	0
SoFi Funding PL I | Personal Loan Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Collateral Balances	108,598	0
Total Capacity	250,000	250,000
Outstanding	90,954	0	0
SoFi Funding PL II | Personal Loan Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Collateral Balances	2,269	148,123
Total Capacity	400,000	400,000
Outstanding	2,199	137,420	0
SoFi Funding PL III | Personal Loan Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Collateral Balances	64,724	3,538
Total Capacity	250,000	250,000
Outstanding	55,684	2,793	95,833
SoFi Funding PL IV | Personal Loan Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Collateral Balances	12,464	147,991
Total Capacity	500,000	500,000
Outstanding	11,517	132,416	152,041
SoFi Funding PL VI | Personal Loan Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Collateral Balances	16,693	122,482
Total Capacity	50,000	150,000
Outstanding	14,734	107,595	0
SoFi Funding PL VII | Personal Loan Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Collateral Balances	0	18,898
Total Capacity	250,000	250,000
Outstanding	0	15,610	0
SoFi Funding PL IX | Personal Loan Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Collateral Balances		0
Total Capacity		0
Outstanding		0	110,325
SoFi Funding PL X | Personal Loan Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Collateral Balances	182,003	3,598
Total Capacity	200,000	200,000
Outstanding	151,856	3,004	0
SoFi Funding PL XI | Personal Loan Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Collateral Balances	111,966	129,543
Total Capacity	200,000	200,000
Outstanding	95,644	112,478	0
SoFi Funding PL XII | Personal Loan Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Collateral Balances	4,915	139,194
Total Capacity	250,000	250,000
Outstanding	4,683	127,724	0
SoFi Funding PL XIII | Personal Loan Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Collateral Balances	159,057	254,808
Total Capacity	300,000	300,000
Outstanding	138,822	219,362	0
Mortgage Warehouse V | Home Loan Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Collateral Balances	0	0
Total Capacity	150,000	150,000
Outstanding	0	0	32,366
SoFi RR Funding I | Risk Retention Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Collateral Balances	0	84,312
Total Capacity	250,000	250,000
Outstanding	0	54,304	174,006
SoFi RR Repo | Risk Retention Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Collateral Balances	115,880	133,953
Total Capacity	192,141	192,141
Outstanding	62,335	75,863	124,064
SoFi EU RR Repo | Risk Retention Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Collateral Balances	0	0
Outstanding	0	0	70,272
SoFi C RR Repo | Risk Retention Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Collateral Balances	40,970	49,260
Outstanding	35,613	42,757	75,439
SoFi RR Funding II | Risk Retention Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Collateral Balances	156,826	179,468
Outstanding	140,524	160,199	167,826
SoFi RR Funding III | Risk Retention Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Collateral Balances	60,316	68,538
Outstanding	53,781	60,786	0
SoFi RR Funding IV | Risk Retention Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Collateral Balances	63,472	43,309
Total Capacity	100,000	100,000
Outstanding	54,713	37,334	0
SoFi RR Funding V | Risk Retention Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Collateral Balances	$ 71,002
Interest Rate	2.98%
Outstanding	$ 51,547	0
SoFi PLP 2016-B LLC | Student Loan Securitizations
Debt Instrument [Line Items]
Collateral Balances	66,970	78,173
Outstanding	60,670	69,448	109,333
SoFi PLP 2016-C LLC | Student Loan Securitizations
Debt Instrument [Line Items]
Collateral Balances	78,820	90,628
Outstanding	71,382	81,115	128,858
SoFi PLP 2016-D LLC | Student Loan Securitizations
Debt Instrument [Line Items]
Collateral Balances	94,883	106,421
Outstanding	86,060	93,942	145,272
SoFi PLP 2016-E LLC | Student Loan Securitizations
Debt Instrument [Line Items]
Collateral Balances	113,104	130,056
Outstanding	104,315	117,800	187,872
SoFi PLP 2017-A LLC | Student Loan Securitizations
Debt Instrument [Line Items]
Collateral Balances	140,444	161,082
Outstanding	129,483	146,064	221,873
SoFi PLP 2017-B LLC | Student Loan Securitizations
Debt Instrument [Line Items]
Collateral Balances	122,595	142,903
Outstanding	$ 114,124	$ 129,873	208,459
SoFi PLP 2017-B LLC | Minimum | Student Loan Securitizations
Debt Instrument [Line Items]
Interest Rate	1.83%	1.83%
SoFi PLP 2017-B LLC | Maximum | Student Loan Securitizations
Debt Instrument [Line Items]
Interest Rate	4.44%	4.44%
SoFi PLP 2017-C LLC | Student Loan Securitizations
Debt Instrument [Line Items]
Collateral Balances	$ 155,865	$ 178,794
Outstanding	144,038	161,897	252,400
SoFi CLP 2016-1 LLC | Personal Loan Securitizations
Debt Instrument [Line Items]
Collateral Balances	$ 38,807	$ 49,199
Interest Rate	3.26%	3.26%
Outstanding	$ 25,273	$ 36,546	78,223
SoFi CLP 2016-2 LLC | Personal Loan Securitizations
Debt Instrument [Line Items]
Collateral Balances	38,052	49,641
Outstanding	$ 26,060	$ 37,973	90,229
SoFi CLP 2016-2 LLC | Minimum | Personal Loan Securitizations
Debt Instrument [Line Items]
Interest Rate	3.09%	3.09%
SoFi CLP 2016-2 LLC | Maximum | Personal Loan Securitizations
Debt Instrument [Line Items]
Interest Rate	4.77%	4.77%
SoFi CLP 2016-3 LLC | Personal Loan Securitizations
Debt Instrument [Line Items]
Collateral Balances	$ 55,606	$ 69,955
Outstanding	$ 15,839	$ 30,780	110,175
SoFi CLP 2016-3 LLC | Minimum | Personal Loan Securitizations
Debt Instrument [Line Items]
Interest Rate	3.05%	3.05%
SoFi CLP 2016-3 LLC | Maximum | Personal Loan Securitizations
Debt Instrument [Line Items]
Interest Rate	4.49%	4.49%
SoFi CLP 2017-1 LLC | Personal Loan Securitizations
Debt Instrument [Line Items]
Collateral Balances		$ 0
Outstanding		$ 0	139,098
SoFi CLP 2017-1 LLC | Minimum | Personal Loan Securitizations
Debt Instrument [Line Items]
Interest Rate		3.28%
SoFi CLP 2017-1 LLC | Maximum | Personal Loan Securitizations
Debt Instrument [Line Items]
Interest Rate		4.73%
SoFi CLP 2017-2 LLC | Personal Loan Securitizations
Debt Instrument [Line Items]
Collateral Balances		$ 0
Outstanding		$ 0	89,365
SoFi CLP 2017-2 LLC | Minimum | Personal Loan Securitizations
Debt Instrument [Line Items]
Interest Rate		3.28%
SoFi CLP 2017-2 LLC | Maximum | Personal Loan Securitizations
Debt Instrument [Line Items]
Interest Rate		4.73%
SoFi CLP 2017-3 LLC | Personal Loan Securitizations
Debt Instrument [Line Items]
Collateral Balances		$ 0
Outstanding		$ 0	166,177
SoFi CLP 2017-3 LLC | Minimum | Personal Loan Securitizations
Debt Instrument [Line Items]
Interest Rate		2.77%
SoFi CLP 2017-3 LLC | Maximum | Personal Loan Securitizations
Debt Instrument [Line Items]
Interest Rate		3.85%
SoFi CLP 2018-3 LLC | Personal Loan Securitizations
Debt Instrument [Line Items]
Collateral Balances	$ 156,036	$ 188,461
Outstanding	$ 136,484	$ 163,784	292,146
SoFi CLP 2018-3 LLC | Minimum | Personal Loan Securitizations
Debt Instrument [Line Items]
Interest Rate	3.20%	3.20%
SoFi CLP 2018-3 LLC | Maximum | Personal Loan Securitizations
Debt Instrument [Line Items]
Interest Rate	4.67%	4.67%
SoFi CLP 2018-4 LLC | Personal Loan Securitizations
Debt Instrument [Line Items]
Collateral Balances	$ 177,428	$ 212,940
Outstanding	$ 154,623	$ 184,831	326,295
SoFi CLP 2018-4 LLC | Minimum | Personal Loan Securitizations
Debt Instrument [Line Items]
Interest Rate	3.54%	3.54%
SoFi CLP 2018-4 LLC | Maximum | Personal Loan Securitizations
Debt Instrument [Line Items]
Interest Rate	4.76%	4.76%
SoFi CLP 2018-3 Repack LLC | Personal Loan Securitizations
Debt Instrument [Line Items]
Collateral Balances	$ 0	$ 10,495
Interest Rate	2.00%	2.00%
Outstanding	$ 0	$ 2,457	4,708
SoFi CLP 2018-4 Repack LLC | Personal Loan Securitizations
Debt Instrument [Line Items]
Collateral Balances	$ 8,812	$ 12,775
Interest Rate	2.00%	2.00%
Outstanding	$ 2,082	$ 5,853	8,465
SoFi Corporate Revolver | Revolving Credit Facility
Debt Instrument [Line Items]
Amount not available for general borrowing purposes to secure letter of credit		6,000
SoFi Corporate Revolver | Revolving Credit Facility | Revolving Credit Facility
Debt Instrument [Line Items]
Total Capacity	560,000	560,000
Outstanding	486,000	486,000	161,000
Unamortized debt issuance costs	(896)	$ (987)	$ (1,345)
Weighted average effective interest rate		1.26%	3.03%
Seller Note | Notes
Debt Instrument [Line Items]
Outstanding	0	$ 250,000	$ 0
Unamortized discount		$ 0	$ 0
Weighted average effective interest rate		10.00%	0.00%
Other Financing Notes | Notes
Debt Instrument [Line Items]
Outstanding	$ 3,765	$ 4,375	$ 0
Unamortized debt issuance costs		$ 0	$ 0
Weighted average effective interest rate		3.64%	0.00%
LIBOR | SoFi Funding I | Student Loan Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Incremental interest rate	1.25%	1.75%
LIBOR | SoFi Funding V | Student Loan Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Incremental interest rate	1.35%	2.50%
LIBOR | SoFi Funding VI | Student Loan Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Incremental interest rate	1.50%	1.50%
LIBOR | SoFi Funding VII | Student Loan Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Incremental interest rate	1.25%	1.25%
LIBOR | SoFi Funding VIII | Student Loan Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Incremental interest rate	1.15%	1.50%
LIBOR | SoFi Funding IX | Student Loan Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Incremental interest rate	3.50%	3.50%
LIBOR | SoFi Funding PL I | Personal Loan Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Incremental interest rate	1.375%	3.50%
LIBOR | SoFi Funding PL II | Personal Loan Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Incremental interest rate	2.25%	2.25%
LIBOR | SoFi Funding PL III | Personal Loan Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Incremental interest rate	1.75%	3.25%
LIBOR | SoFi Funding PL VI | Personal Loan Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Incremental interest rate	1.70%	2.00%
LIBOR | SoFi Funding PL VII | Personal Loan Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Incremental interest rate	2.50%	2.50%
LIBOR | SoFi Funding PL IX | Personal Loan Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Incremental interest rate		2.00%
LIBOR | SoFi Funding PL X | Personal Loan Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Incremental interest rate	1.425%	1.425%
LIBOR | SoFi Funding PL XI | Personal Loan Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Incremental interest rate	1.70%	1.70%
LIBOR | SoFi Funding PL XII | Personal Loan Warehouse Facilities | Minimum | Warehouse Facilities
Debt Instrument [Line Items]
Incremental interest rate	2.25%	2.25%
LIBOR | SoFi Funding PL XII | Personal Loan Warehouse Facilities | Maximum | Warehouse Facilities
Debt Instrument [Line Items]
Incremental interest rate	3.15%	3.15%
LIBOR | SoFi Funding PL XIII | Personal Loan Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Incremental interest rate	1.75%	1.75%
LIBOR | Mortgage Warehouse V | Home Loan Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Incremental interest rate	3.25%	3.25%
LIBOR | SoFi RR Funding I | Risk Retention Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Incremental interest rate	2.00%	2.00%
LIBOR | SoFi RR Repo | Risk Retention Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Incremental interest rate	1.85%	1.85%
LIBOR | SoFi EU RR Repo | Risk Retention Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Incremental interest rate	4.25%	4.25%
LIBOR | SoFi C RR Repo | Risk Retention Warehouse Facilities | Minimum | Warehouse Facilities
Debt Instrument [Line Items]
Incremental interest rate	1.80%	1.80%
LIBOR | SoFi C RR Repo | Risk Retention Warehouse Facilities | Maximum | Warehouse Facilities
Debt Instrument [Line Items]
Incremental interest rate	1.85%	1.85%
LIBOR | SoFi RR Funding II | Risk Retention Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Incremental interest rate	1.25%	1.25%
LIBOR | SoFi RR Funding III | Risk Retention Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Incremental interest rate	3.75%	3.75%
LIBOR | SoFi RR Funding IV | Risk Retention Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Incremental interest rate	2.50%	2.50%
LIBOR | SoFi PLP 2016-B LLC | Minimum | Student Loan Securitizations
Debt Instrument [Line Items]
Incremental interest rate	1.20%	1.20%
LIBOR | SoFi PLP 2016-B LLC | Maximum | Student Loan Securitizations
Debt Instrument [Line Items]
Incremental interest rate	3.80%	3.80%
LIBOR | SoFi PLP 2016-C LLC | Minimum | Student Loan Securitizations
Debt Instrument [Line Items]
Incremental interest rate	1.10%	1.10%
LIBOR | SoFi PLP 2016-C LLC | Maximum | Student Loan Securitizations
Debt Instrument [Line Items]
Incremental interest rate	3.35%	3.35%
LIBOR | SoFi PLP 2016-D LLC | Minimum | Student Loan Securitizations
Debt Instrument [Line Items]
Incremental interest rate	0.95%	0.95%
LIBOR | SoFi PLP 2016-D LLC | Maximum | Student Loan Securitizations
Debt Instrument [Line Items]
Incremental interest rate	3.23%	3.23%
LIBOR | SoFi PLP 2016-E LLC | Minimum | Student Loan Securitizations
Debt Instrument [Line Items]
Incremental interest rate	0.85%	0.85%
LIBOR | SoFi PLP 2016-E LLC | Maximum | Student Loan Securitizations
Debt Instrument [Line Items]
Incremental interest rate	4.43%	4.43%
LIBOR | SoFi PLP 2017-A LLC | Minimum | Student Loan Securitizations
Debt Instrument [Line Items]
Incremental interest rate	0.70%	0.70%
LIBOR | SoFi PLP 2017-A LLC | Maximum | Student Loan Securitizations
Debt Instrument [Line Items]
Incremental interest rate	4.43%	4.43%
LIBOR | SoFi PLP 2017-C LLC | Minimum | Student Loan Securitizations
Debt Instrument [Line Items]
Incremental interest rate	0.60%	0.60%
LIBOR | SoFi PLP 2017-C LLC | Maximum | Student Loan Securitizations
Debt Instrument [Line Items]
Incremental interest rate	4.21%	4.21%
LIBOR | SoFi Corporate Revolver | Revolving Credit Facility | Revolving Credit Facility
Debt Instrument [Line Items]
Incremental interest rate	1.00%	1.00%
LIBOR | Seller Note | Notes
Debt Instrument [Line Items]
Interest Rate	10.00%	10.00%
LIBOR | Other Financing Notes | Minimum | Notes
Debt Instrument [Line Items]
Interest Rate	3.31%	3.31%
LIBOR | Other Financing Notes | Maximum | Notes
Debt Instrument [Line Items]
Interest Rate	5.57%	5.57%
Prime Rate | SoFi Funding III | Minimum
Debt Instrument [Line Items]
Incremental interest rate	3.09%	3.09%
Prime Rate | SoFi Funding III | Student Loan Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Incremental interest rate	1.34%	1.34%
Commercial Paper Rate | SoFi Funding IX
Debt Instrument [Line Items]
Incremental interest rate	0.22%	0.25%
Commercial Paper Rate | SoFi Funding IX | Student Loan Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Incremental interest rate	1.43%	1.43%
Commercial Paper Rate | SoFi Funding X
Debt Instrument [Line Items]
Incremental interest rate	0.26%	0.28%
Commercial Paper Rate | SoFi Funding X | Student Loan Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Incremental interest rate	2.00%	2.00%
Commercial Paper Rate | SoFi Funding XI
Debt Instrument [Line Items]
Incremental interest rate	0.22%	0.25%
Commercial Paper Rate | SoFi Funding XI | Student Loan Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Incremental interest rate	1.15%	1.15%
Commercial Paper Rate | SoFi Funding PL I
Debt Instrument [Line Items]
Incremental interest rate	0.12%
Commercial Paper Rate | SoFi Funding PL IV
Debt Instrument [Line Items]
Incremental interest rate	0.22%	0.25%
Commercial Paper Rate | SoFi Funding PL IV | Personal Loan Warehouse Facilities | Warehouse Facilities
Debt Instrument [Line Items]
Incremental interest rate	1.70%	1.70%
Commercial Paper Rate | SoFi Funding PL VI
Debt Instrument [Line Items]
Incremental interest rate	0.22%